Label	Element	Value
JPMorgan ActiveBuilders International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan ActiveBuilders International Equity ETF Ticker: JIDA
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund.
You may
pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual
fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations as
of the date of this prospectus. Therefore, there is no portfolio turnover rate for the Fund to report at this time.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of
investing in the Fund with the cost of investing in other funds.
The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the
Fund. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, the Fund will invest at least 80% of the value of its Assets in international equity securities and equity-related instruments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will
primarily invest in foreign companies of various market
capitalizations, including foreign subsidiaries of U.S. companies.
The Fund’s investments represent allocations to a variety of the adviser’s actively managed international equity strategies,
including country, region and style strategies, among others.
The adviser selects the strategies utilized in the portfolio based on risk/return analyses and relative value considerations.
The Fund will overweight or underweight countries and sectors relative to the MSCI EAFE Index (net of foreign withholding
taxes)
1
(the Benchmark). The Benchmark is an equity index
which captures large and mid cap representation across
Developed Markets countries around the world, excluding the
US and Canada. The Fund may, however,  invest in countries,
sectors and securities that are not included in the Benchmark.
In implementing its strategy, the Fund seeks to construct a
portfolio of holdings that will outperform the Benchmark over time while maintaining similar risk characteristics, including sector and geographic risks
; in doing so, the Fund may increase
the relative emphasis of its investments in a particular sector or country
.
The equity securities and equity-related instruments in which the Fund may invest include, but are not limited to, common
stock and other instruments that provide economic exposure to one or more equity securities, such as depositary receipts.
The Fund will invest primarily in the securities of large cap market capitalization companies, although the Fund may also
invest in mid cap securities.
The Fund intends to invest in companies in the following
countries or regions: the Far East (including Japan, Hong Kong,
Singapore and Malaysia), Western Europe (including the United
Kingdom, Germany, the Netherlands, France, Switzerland, Italy,
Scandinavia and Spain), Australia, Canada and other countries or areas that the adviser may select from time to time. A
substantial part of the Fund’s assets may be invested in
companies based in countries that are represented in the
Benchmark.
There is no limit on the number of countries in which the Fund may invest, and the Fund may focus its investments in a single country or a small group of countries. The adviser will generally seek to diversify the Fund’s portfolio by investing in issuers located in at least three foreign countries. The Fund will have significant exposure to investments in Western Europe and
Japan.
An issuer of a security will be deemed to be located in a
particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country.
The Fund may invest in securities denominated in any currency and will invest substantially in securities denominated in foreign currencies.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as
substitutes for securities in which the Fund can invest. The Fund may utilize currency forwards (including nondeliverable
forwards) to manage currency exposures, where practical, for the purpose of risk management, including hedging non-dollar currency exposure back to the U.S. dollar. The Fund may also use exchange-traded futures contracts to more effectively gain targeted equity exposure from its cash positions.
Investment Process: The Fund seeks to meet its objective by
investing in international equities. The Fund is designed to provide exposure to
attractively valued securities
across the
adviser’s investment platform, leveraging
international
portfolios across the value,
core and growth style spectrum
.
This approach combines the benefits of top down fundamental
macro views with bottom up securities selection in each of
these
strategies
.
In buying and selling investments for the Fund, the adviser
employs a continuous three-step process: (1) making asset
allocation decisions based on the adviser’s assessment of the market outlook and its fundamental research into individual
securities which emphasizes each issuer’s long-term prospects;
(2) constructing the portfolio after considering the Fund’s risk and return target, by determining the weightings to the
underlying securities and (3) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in the
adviser’s market outlook and fundamental research in the
individual securities.
As a part of
the analysis
, the adviser seeks to assess the
risks
presented by certain
environmental, social and governance
factors
.
While these particular risks are considered,
securities of
issuers presenting such risks
may be purchased
and
retained
by
the Fund.
1
MSCI EAFE Index is a registered service mark of MSCI, Inc., which does not sponsor and is in no way affiliated with the Fund.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.
An investment in this Fund or any other fund may not
provide a complete investment program. The suitability of an investment in the Fund should be considered based on the
investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a
financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), market price, performance and ability to meet its investment objective.
Equity Market Risk.
The price of equity securities may rise or fall
because of changes in the broad market or changes in a
company’s financial condition, sometimes rapidly or unpredictably.
These price movements may result from factors affecting
individual companies, sectors or industries selected for the
Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
General Market Risk.
Economies and financial markets
throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions
in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s
portfolio may underperform in comparison to securities in
general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or
resources, market instability, debt crises and downgrades,
embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control
programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the
occurrence of global events such as war, terrorism,
environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus
disease, has negatively affected economies, markets and
individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a
significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and
negatively impact broad segments of businesses and populations.
The Fund’s operations may be interrupted as a result,
which may contribute to the negative impact on investment
performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in
response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s
investment performance. The full impact of the COVID-19
pandemic, or other future epidemics or pandemics, is currently unknown.
Foreign Securities Risk.
Investments in foreign issuers and
foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and
nationalization risks, sanctions or other measures by the United
States or other governments, currency fluctuations, higher
transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and
disclosure standards of foreign markets. In certain markets
where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive
delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and
more volatile.
Geographic Focus Risk.
The Fund may focus its investments in
one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility
than a more geographically diversified fund.
Depositary Receipts Risk.
The Fund’s investments may take the
form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not
carry the same voting privileges as sponsored depositary
receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.
Large Cap Company Risk
. Because the Fund invests in large cap
company securities, it may underperform other funds during
periods when the Fund’s large cap securities are out of favor.
Mid-Cap Company Risk.
The Fund’s risks increase as it invests
more heavily in mid-cap companies. Investments in mid-cap
companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than
investments in larger, more established companies. The securities of smaller companies may trade less frequently and in
smaller volumes than securities of larger companies. As a
result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.
European Market Risk.
The Fund’s performance will be affected
by political, social and economic conditions in the various
countries in which it invests in Europe and in Europe more
generally, such as growth of the economic output (the gross
national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of
governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and
monetary exchange rates between European countries.
European financial markets may experience volatility due to
concerns about high government debt levels, credit rating
downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt
and other government measures responding to those concerns,
and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps taken by the United Kingdom to exit
the European Union. On January 31, 2020, the United Kingdom
officially withdrew from the European Union and entered a
transition period, which ended on December 31, 2020. On
December 30, 2020, the European Union and the United
Kingdom signed the EU-UK Trade and Cooperation Agreement
(“TCA”), an agreement on the terms governing certain aspects of the European Union’s and the United Kingdom’s relationship following the end of the transition period. Notwithstanding the
TCA, following the transition period, there is likely to be
considerable uncertainty as to the United Kingdom’s post-transition framework. The impact on the United Kingdom and
European economies and the broader global economy could be
significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on
other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the United Kingdom,
Europe and globally, which could have an adverse effect on the value of a Fund’s investments. In addition, if one or more other countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Risk of Investing in Japan.
The Japanese economy may be
subject to economic, political and social instability, which could have a negative impact on Japanese securities. In the past,
Japan’s economic growth rate has remained relatively low, and it may remain low in the future. At times, the Japanese
economy has been adversely impacted by government
intervention and protectionism, changes in its labor market, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters and/or geopolitical developments could significantly affect the
Japanese economy. A significant portion of Japan’s trade is
conducted with developing nations and can be affected by
conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a
negative impact on the Japanese economy.
Industrials Sector Risk.
The industrials sector may be adversely
affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Financials Sector Risk.
Financial services companies are subject
to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments
they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad
range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide
range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and
cause certain financial services companies to incur large losses.
Securities of financial services companies may experience a
dramatic decline in value when such companies experience
substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial
difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.
Adverse economic, business or political developments could
adversely affect financial institutions engaged in mortgage
finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Derivatives Risk.
Derivatives, including currency forwards and
futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market
conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.
Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.
Certain derivatives also expose the Fund to counterparty risk
(the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments
that attempt to replicate performance of certain reference
assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced
counterparty risk.
Currency Risk.
Changes in foreign currency exchange rates will
affect the value of the Fund’s securities and the price of the
Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate
significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as
regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.
Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such
strategies may lower the Fund’s potential returns.
Industry and Sector Focus Risk.
At times the Fund may increase
the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government
regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the
Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
ETF Shares Trading Risk.
Shares are listed for trading on the
NYSE Arca
, Inc
.
(the “Exchange”) and are bought and sold in the
secondary market at market prices. The market prices of
Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the
Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at
their NAV. Disruptions to creations and redemptions, the
existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount)
to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your
Shares.
The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times.
Accordingly, during the time when the Exchange is open but
after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding
premium or discount to the Shares’ NAV may widen.
Authorized Participant Concentration Risk.
Only an authorized
participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of
intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or
redeems, Shares may trade at a discount to NAV and possibly
face trading halts and/or delisting.
Consumer Discretionary Risk.
The Fund will be sensitive to, and
its performance may depend to a greater extent on, the overall condition of the consumer discretionary sector. Companies
engaged in the consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, interest rates, competition, consumers’ disposable
income and consumer preferences, social trends and marketing campaigns.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or
guaranteed by the FDIC, the Federal Reserve Board or any
other government agency.
You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance
history.

Once the Fund has operated for at least one calendar
year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such
information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in
the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with
those of a broad measure of market performance.

Although past
performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
JPMorgan ActiveBuilders International Equity ETF | JPMorgan ActiveBuilders International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 80

[1]	The Fund’s management agreement provides that the adviser will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.